Equity Incentive Plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares	May 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved				6,500,000
Increased the shares reserved				1,500,000
Exercise of stock options (in shares)	1,282,820
Cash contributions | $	$ 353	$ 160
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved		6,500,000
Granted	2,760,684	6,275,456
Available for grant	224,544
Stock split ratio			1
Share price | $ / shares			$ 0.05
Servicing period			10 years
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved	14,041,107
Available for grant	12,553,112
Four Zero One K Savings Plan Part 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Defined contribution plan, employer matching contribution, percent of match	100.00%
Four Zero One K Savings Plan Part 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	2.00%
Defined contribution plan, employer matching contribution, percent of match	50.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Servicing period	10 years
Vesting period	4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years